Note 7 - Investment in Associate	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of interests in associates [text block]
7.	Investment in Associate

On July 13, 2023, pursuant to the Option Agreement signed with NevGold on the Almaden Project, the Company received 4,109,589 common shares of NevGold (Note 5), increasing its ownership in NevGold from 17.6% to 22.0%. As a result of the increase in ownership in NevGold above 20%, the Company concluded that it exercises significant influence over NevGold. The Company's $6,335 investment measured at fair value through other comprehensive income ("FVTOCI") through to July 13, 2023, was derecognized and reclassified to investment in associate (Note 8). After July 13, 2023, the Company's investment in NevGold is being recorded using the equity method.

During the year ended November 30, 2024, the Company acquired 10,000,000 common shares of NevGold (Note 5). As of November 30, 2024, the Company held 26,670,250 shares of NevGold, representing a 28.3% ownership interest with a fair value of approximately $6.7 million.

The following outlines the movement in investment in associate during the years ended November 30, 2024 and 2023:

Balance at November 30, 2022	$-
Investment in NevGold - July 13, 2023	6,335
Share of loss in NevGold	(147)
Share of OCI in NevGold	78
Gain on dilution of ownership interest in NevGold	31
Balance at November 30, 2023	$6,297
Addition pursuant to Option Agreement - January 18, 2024	2,260
Share of loss in NevGold	(1,767)
Share of OCI in NevGold	131
Gain on dilution of ownership interest in NevGold	309
Balance at November 30, 2024	$7,230

The equity accounting for NevGold is based on its published results to September 30, 2024, and an estimate of results for the period of October 1, 2024 to November 30, 2024.

The following summary of the Condensed Consolidated Interim Statements of Financial Position of NevGold at September 30, 2024 on a 100% basis, adjusted for differences in the accounting policy between the Company and the associate was: current assets of $2,453, non-current assets of $15,669, total assets of $18,122, current liabilities of $1,741, non-current liabilities of $3,446 and net assets of $12,935.

The following is a summary of the Condensed Consolidated Interim Statement of loss and comprehensive loss of NevGold for the nine months ended September 30, 2024 on a 100% basis, adjusted for differences in the accounting policy between the Company and the associate was: operating loss of $3,261, accretion of $53, business development of $435, consulting fees and salaries of $410, depreciation of $51, occupancy, administrative, and general expenses of $136, transfer agent and listing fees of $72, professional fees of $149, financing charges of $18, interest income of $6, net loss attributable to non-controlling interest of $174, net loss of $3,273, and comprehensive loss of $3,037.

The Company's equity share of NevGold's estimated net loss for the year ended November 30, 2024 was $1,767 (2023: $147) or $1,458, net of a $309 gain on dilution of ownership interest in NevGold.